NOTE 13 - DERIVATIVE LIABILITY (Details Narrative) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Mar. 02, 2011
Notes to Financial Statements
Series D Preferred stock issued	2,500	2,500	2,500
Derivative Liability	$ 237,712	$ 148,214